Segmental information - Consolidated income statement (Details) - USD ($) $ in Millions	4 Months Ended	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Sales		$ 15,181	$ 15,611	[1]
Net sales
At budgeted exchange rates(1)		10,894	11,543
Acquisitions and disposals		116	77
SC&P allocation		0	0
Retranslation to actual exchange rates		(191)	(614)
Hyperinflation		143	114
Net sales		10,962	11,120	[1]
Operating profit/(loss)
At budgeted exchange rates(1)		3,609	3,949
Acquisitions and disposals		4	1
SC&P allocation		0	0
Fair value remeasurements		(1)	17
Retranslation to actual exchange rates		(90)	(224)
Hyperinflation		(12)	27
Operating profit/(loss) before exceptional items		3,510	3,770
Exceptional operating items		(193)	(39)
Operating profit/(loss)		3,317	3,731	[1],[2]
Non-operating items		(60)	19	[1],[2]
Net finance charges		(431)	(345)
Share of after tax results of associates and joint ventures		253	202	[1],[2]
Profit before taxation		3,079	3,607	[1]
Percentage of calendar year net sales that occur in the last four months	36.00%
Operating segments
Disclosure of operating segments [line items]
Sales		15,118	15,560
Net sales
At budgeted exchange rates(1)		10,833	11,485
Acquisitions and disposals		116	77
SC&P allocation		0	0
Retranslation to actual exchange rates		(193)	(607)
Hyperinflation		143	114
Net sales		10,899	11,069
Operating profit/(loss)
At budgeted exchange rates(1)		3,753	4,160
Acquisitions and disposals		4	1
SC&P allocation		0	0
Fair value remeasurements		(1)	17
Retranslation to actual exchange rates		(87)	(238)
Hyperinflation		(12)	27
Operating profit/(loss) before exceptional items		3,657	3,967
Exceptional operating items		(193)	(39)
Operating profit/(loss)		3,464	3,928
Eliminate intersegment sales
Disclosure of operating segments [line items]
Sales		(1,842)	(1,939)
Net sales
At budgeted exchange rates(1)		(1,742)	(2,086)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		(100)	147
Hyperinflation		0	0
Net sales		(1,842)	(1,939)
Corporate and other
Disclosure of operating segments [line items]
Sales		63	51
Net sales
At budgeted exchange rates(1)		61	58
Acquisitions and disposals		0	0
SC&P allocation		0	0
Retranslation to actual exchange rates		2	(7)
Hyperinflation		0	0
Net sales		63	51
Operating profit/(loss)
At budgeted exchange rates(1)		(144)	(211)
Acquisitions and disposals		0	0
SC&P allocation		0	0
Fair value remeasurements		0	0
Retranslation to actual exchange rates		(3)	14
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		(147)	(197)
Exceptional operating items		0	0
Operating profit/(loss)		(147)	(197)
North America | Operating segments
Disclosure of operating segments [line items]
Sales		4,411	4,540
Net sales
At budgeted exchange rates(1)		4,077	4,144
Acquisitions and disposals		2	17
SC&P allocation		7	4
Retranslation to actual exchange rates		(2)	(16)
Hyperinflation		0	0
Net sales		4,084	4,149
Operating profit/(loss)
At budgeted exchange rates(1)		1,672	1,687
Acquisitions and disposals		(12)	(9)
SC&P allocation		(7)	12
Fair value remeasurements		23	18
Retranslation to actual exchange rates		49	(18)
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		1,725	1,690
Exceptional operating items		(182)	(31)
Operating profit/(loss)		1,543	1,659
Europe | Operating segments
Disclosure of operating segments [line items]
Sales		4,349	4,055
Net sales
At budgeted exchange rates(1)		2,356	2,432
Acquisitions and disposals		25	9
SC&P allocation		34	25
Retranslation to actual exchange rates		11	(241)
Hyperinflation		139	114
Net sales		2,565	2,339
Operating profit/(loss)
At budgeted exchange rates(1)		784	845
Acquisitions and disposals		(6)	3
SC&P allocation		(4)	29
Fair value remeasurements		0	(1)
Retranslation to actual exchange rates		25	(83)
Hyperinflation		(2)	27
Operating profit/(loss) before exceptional items		797	820
Exceptional operating items		(11)	17
Operating profit/(loss)		786	837
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales		3,564	3,741
Net sales
At budgeted exchange rates(1)		2,226	2,310
Acquisitions and disposals		24	47
SC&P allocation		6	4
Retranslation to actual exchange rates		(50)	(192)
Hyperinflation		0	0
Net sales		2,206	2,169
Operating profit/(loss)
At budgeted exchange rates(1)		729	747
Acquisitions and disposals		7	7
SC&P allocation		(1)	3
Fair value remeasurements		0	0
Retranslation to actual exchange rates		(46)	(53)
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		689	704
Exceptional operating items		0	(25)
Operating profit/(loss)		689	679
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales		1,442	1,646
Net sales
At budgeted exchange rates(1)		1,004	1,332
Acquisitions and disposals		0	4
SC&P allocation		6	5
Retranslation to actual exchange rates		59	(42)
Hyperinflation		0	0
Net sales		1,069	1,299
Operating profit/(loss)
At budgeted exchange rates(1)		337	545
Acquisitions and disposals		0	0
SC&P allocation		(2)	7
Fair value remeasurements		(24)	0
Retranslation to actual exchange rates		5	(14)
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		316	538
Exceptional operating items		0	0
Operating profit/(loss)		316	538
Africa | Operating segments
Disclosure of operating segments [line items]
Sales		1,352	1,578
Net sales
At budgeted exchange rates(1)		1,115	1,228
Acquisitions and disposals		65	0
SC&P allocation		2	1
Retranslation to actual exchange rates		(211)	(116)
Hyperinflation		4	0
Net sales		975	1,113
Operating profit/(loss)
At budgeted exchange rates(1)		245	284
Acquisitions and disposals		15	0
SC&P allocation		0	1
Fair value remeasurements		0	0
Retranslation to actual exchange rates		(120)	(70)
Hyperinflation		(10)	0
Operating profit/(loss) before exceptional items		130	215
Exceptional operating items		0	0
Operating profit/(loss)		130	215
SC&P | Operating segments
Disclosure of operating segments [line items]
Sales		1,842	1,939
Net sales
At budgeted exchange rates(1)		1,797	2,125
Acquisitions and disposals		0	0
SC&P allocation		(55)	(39)
Retranslation to actual exchange rates		100	(147)
Hyperinflation		0	0
Net sales		1,842	1,939
Operating profit/(loss)
At budgeted exchange rates(1)		(14)	52
Acquisitions and disposals		0	0
SC&P allocation		14	(52)
Fair value remeasurements		0	0
Retranslation to actual exchange rates		0	0
Hyperinflation		0	0
Operating profit/(loss) before exceptional items		0	0
Exceptional operating items		0	0
Operating profit/(loss)		$ 0	$ 0

[1]	(1)See page F-7 for an explanation under Basis of preparation.
[2]	(1) See page F-7 for an explanation under Basis of preparation.